Note 8 - Loans Payable	6 Months Ended
Sep. 30, 2023
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
8.	LOANS PAYABLE

During the year ended March 31, 2021, the Company received a loan of $40,000 for the Canada Emergency Business Account to provide emergency support to business due to the impact of COVID-19. The loan is non-interest bearing until December 31, 2023, after which it will incur interest at 5% per annum. If the principal of $30,000 is fully repaid on or before January 18, 2024, the remaining $10,000 will be forgiven.